Share Capital and Reserves (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 13, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Balance, outstanding and exercisable	13,809,658	10,341,350	11,407,199
Issued, outstanding and exercisable (in shares)	8,358,846	8,609,658	500,000
Exercised, outstanding and exercisable (in shares)		(20,000)
Expired, outstanding and exercisable (in shares)		(5,121,350)	(1,565,849)
Balance, oustanding and exercisable	22,168,504	13,809,658	10,341,350	22,168,504
Balance, weighted average exercise price | $ / shares	$ 0.92	$ 1.88	$ 1.91
Issued, weighted average exercise price | $ / shares	1.00	0.64	1.50
Exercised, weighted average exercise price | $ / shares		0.50
Expired, weighted average exercise price | $ / shares		2.41	2.00
Balance, weighted average exercise price | $ / shares	$ 0.95	$ 0.92	$ 1.88
Number of other equity instruments exercisable in share-based payment arrangement	22,168,504	13,809,658	10,341,350
Warrants expiring June 7, 2022 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.35		$ 1.35		$ 1.35
Balance	4,720,000	4,720,000	4,720,000
Issued
Exercised
Expired
Balance	4,720,000	4,720,000	4,720,000
Warrants expiring March 27, 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50				0.50
Balance	5,489,658
Issued		5,509,658
Exercised		(20,000)
Expired
Balance	5,489,658	5,489,658
Warrants expiring August 6, 2023 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.90				0.90
Balance	3,100,000
Issued		3,100,000
Exercised
Expired
Balance	3,100,000	3,100,000
Warrants expiring March 18, 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.80
Balance
Issued	7,923,077
Exercised
Expired
Balance	7,923,077
Second Warrants expiring March 18, 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 0.80
Balance
Issued	435,769
Balance	435,769
Warrants expiring May 14, 2024 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.50		$ 1.50		1.50
Balance	500,000	500,000
Issued			500,000
Exercised
Expired
Balance	500,000	500,000	500,000
Warrants expiring June 1, 2020 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 2.45		2.45
Balance		4,928,900	4,928,900
Issued
Exercised
Expired		(4,928,900)
Balance			4,928,900
Warrants expiring June 7, 2020 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 1.35		$ 1.35
Balance		192,450	192,450
Issued
Exercised
Expired		(192,450)
Balance			192,450
Warrants expiring June 1, 2019 [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 2.00
Balance			295,734
Issued
Exercised
Expired			(295,734)
Balance
Warrants expiring August 7, 2019, second set [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 2.00
Balance			10,411
Issued
Exercised
Expired			(10,411)
Balance
Warrants expiring August 7, 2019, first set [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 1.35
Balance			1,259,704
Issued
Exercised
Expired			(1,259,704)
Balance